Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012 Segment	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Incentive expense	$ 9,900,000,000	$ 8,800,000,000	$ 7,200,000,000
Research and development expenses, net	2,320,000,000	2,324,000,000	1,674,000,000
Advertising expense	$ 2,788,000,000	$ 2,742,000,000	$ 2,560,000,000
Number of operating segment	1	1
Minimum [Member]
Significant Accounting Policies [Line Items]
Related parties owned percent	20.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Related parties owned percent	50.00%